Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Change in Deferred Revenue
The following table summarizes changes in deferred revenue:

Balance at January 1, 2018	40,952
Transitional adjustment for IFRS 15	1,435
Finance expense (Note 9)	4,182
Amortization of deferred revenue	(3,295)
Balance at December 31, 2018	43,274
Finance expense (Note 9)	4,154
Amortization of deferred revenue	(3,437)
Balance at December 31, 2019	43,991

Summary of Deferred Revenue	Deferred revenue is reflected in the consolidated balance sheets as follows:

	As at December 31,
	2019	2018
Current	4,558	3,907
Non-current	39,433	39,367
	43,991	43,274